As filed with the Securities and Exchange Commission on April 15, 2013

File No. 333-37115

ICA No. 811-08399

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 65	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 67	☒

PIMCO Variable Insurance Trust

(Exact name of Registrant as Specified in Trust Instrument)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

____________________________________

(Area Code and Telephone Number)

(866) 746-2606

Copy to:

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service) __________________________

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 65 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 65 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 15th day of April, 2013.

PIMCO VARIABLE INSURANCE TRUST
By:
Brent R. Harris*, President

*By:	/s/ Brendan C. Fox
Brendan C. Fox as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	April 15, 2013

William J. Popejoy*	Trustee	April 15, 2013

Vern O. Curtis*	Trustee	April 15, 2013

E. Philip Cannon*	Trustee	April 15, 2013

J. Michael Hagan*	Trustee	April 15, 2013

Douglas M. Hodge*	Trustee	April 15, 2013

Ronald C. Parker*	Trustee	April 15, 2013

John P. Hardaway*	Treasurer	April 15, 2013
(Principal Financial and Accounting Officer)

Brent R. Harris*	President	April 15, 2013
(Principal Executive Officer)

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

______________

*        Pursuant to powers of attorney with Post-Effective Amendment No. 43 to Registration Statement File No. 333-37115 on January 11, 2011.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document